CONVERTIBLE NOTES PAYABLE	9 Months Ended
Oct. 31, 2017
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 7 – CONVERTIBLE NOTES PAYABLE

On October 17, 2017, the Company entered into a financing arrangement in the principal amount of $445,000 consisting of a convertible promissory note and warrants to purchase common shares of the company. As of October 31, 2017, the company has borrowed $225,000 of the available balance of $ 445,000. The outstanding principal of the Note bears interest at the rate of 10% per annum and is due July 17, 2018. An original debt discount in the amount of $ 25,000 on the issuance of the note and will be amortized over the life of the note . During the period ended October 31, 2017, $10,754 of the debt discount was amortized.

The Note is convertible at the option of the holder into common stock of the Company at a conversion price of $0.25 per share. A debt discount related to the fixed rate conversion feature in the amount of $66,442 was recorded and is being amortized over the life of the note.  In addition, the holder of the note received warrants to purchase shares of the Company’s common stock equal to $225,000 divided by the market value of the shares on the date the financing arrangement was entered into. Upon issue, the Company recorded derivative liabilities for the conversion feature of the convertible notes and warrants, based up on the Binomial Fair Value Model and using the following assumptions: an exercise price of $0.25, our stock price on the date of grant $.12 expected dividend yield of 0%, expected volatility of 251.50, risk free interest rate of 1.25 for notes payable and 1.97% for warrants and an expected term of 0.75 years for notes payable and 5 years for warrants. . Upon initial valuation, the derivative liability of $168,573 was recorded as a debt discount which is being amortized over the life of the note payable.

During the period ended October 31, 2017, $10,754 of the debt discount was amortized

The derivative liabilities are valued on the date of issuance of the convertible note payable and revalued at each reporting period On October 31, 2017, the Company recorded derivative liabilities for the conversion feature of the convertible notes and warrants, based up on the Binomial Fair Value Model and using the following assumptions: an exercise price of $0.25, our stock price on the date of grant $.043 expected dividend yield of 0%, expected volatility of 251.50, risk free interest rate of 1.28 for notes payable and 2.01% for warrants and an expected term of 0.75 years for notes payable and 5 years for warrants. . Upon this revaluation, a derivative liability of $49,756 was recorded resulting in a change in derivative liability of $118,507 which has been recorded on the income statement of the Company for the nine months ended October 31, 2017.